Document and Entity Information	12 Months Ended
Nov. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jun 30, 2012
Registrant Name	JPMorgan Trust I
Central Index Key	0001217286
Amendment Flag	false
Document Creation Date	Jul 31, 2013
Document Effective Date	Jul 31, 2013
Prospectus Date	Nov 1, 2012

A, C, Select Shares | JPMorgan Equity Focus Fund
JPMorgan Equity Focus Fund Class/Ticker: A/JPFAX; C/JPFCX; Select/JPFSX
What is the goal of the Fund?
The Fund seeks long term capital appreciation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Fund — SALES CHARGES” on page 16 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees A, C, Select Shares JPMorgan Equity Focus Fund	Class A		Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	5.25%		none	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, C, Select Shares JPMorgan Equity Focus Fund		Class A	Class C	Select Class
Management Fees		0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees		0.25%	0.75%	none
Other Expenses		4.19%	4.18%	4.19%
Shareholder Service Fees		0.25%	0.25%	0.25%
Remainder of Other Expenses		3.94%	3.93%	3.94%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		5.10%	5.59%	4.85%
Fee Waivers and Expense Reimbursements	[1]	(3.84%)	(3.83%)	(3.84%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.26%	1.76%	1.01%
[1]	The Fund's adviser administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceeds 1.25%, 1.75% and 1.00%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example A, C, Select Shares JPMorgan Equity Focus Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	647	1,648	2,648	5,138
CLASS C SHARES ($)	279	1,326	2,460	5,237
SELECT CLASS SHARES ($)	103	1,113	2,126	4,673

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption A, C, Select Shares JPMorgan Equity Focus Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	647	1,648	2,648	5,138
CLASS C SHARES ($)	179	1,326	2,460	5,237
SELECT CLASS SHARES ($)	103	1,113	2,126	4,673

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period (July 29, 2011 through June 30, 2012), the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund is a non-diversified equity portfolio which is normally managed as a core portfolio, but which has the ability to proactively invest more heavily in either growth or value securities depending on market conditions and the convictions of the adviser. The Fund invests in a limited number of U.S. equity securities, generally not more than 40. In choosing securities, the Fund seeks to invest in companies with one or more of the following characteristics:
  A durable franchise
  A sustainable competitive position relative to its peers
  A market leader
  A strong management team focused on increasing shareholder value
  A strong balance sheet.
The size of the allocation of the Fund to growth and value securities will vary based on market conditions, and the convictions of the adviser each ranging from 35% to 65% of the equity investments in the Fund.

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund typically invests in equity securities with market capitalizations of $1 billion or more. In implementing its main strategies, the Fund invests primarily in common stocks and real estate investment trusts (REITs), but it may also invest up to 20% of its total assets in common stocks of foreign companies, including depositary receipts.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

If the Fund’s portfolio managers cannot find attractive investments, the Fund may invest up to 20% of its total assets in cash and cash equivalents until appropriate investments are identified.

Investment Process: In managing the Fund, the portfolio managers employ a process that combines research, valuation and stock selection.

In selecting growth stocks, the adviser focuses on companies whose revenue growth potential is underappreciated by investors, specifically looking for companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. These companies have one or more of the following characteristics:
  A favorable supply/demand imbalance for the company’s product or service
  Underappreciated growth opportunities
  Differentiated business model
  Ability to gain market share
  Growth opportunities in emerging industries or those that emerge from industry changes
In selecting value stocks, the adviser seeks to invest in companies which have durable franchises and which appear to be undervalued and have the ability to grow intrinsic value per share. Companies with durable franchises generally have a sustainable competitive position relative to peers, high returns on capital, a diversified client or asset base and a strong brand.

The adviser may sell a security due to a change in the company’s fundamentals or a change in the original reason for purchase of an investment, or if the adviser no longer considers the security to be attractively valued. Investments may also be sold if a portfolio manager identifies a stock that he believes offers a better investment opportunity or to reallocate the Fund’s assets between growth and value securities.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Non-Diversified Fund Risk. The Fund is non-diversified and typically invests in no more than 40 securities. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities. The value of the Fund’s shares may also be more volatile than the value of a Fund which invests in more securities.

Strategy Risk. Although the Fund is normally managed as a core portfolio, it may invest more heavily in either growth or value securities depending on market conditions and the convictions of the adviser.

If the Fund invests more heavily in growth securities, it will be more subject to risks related to growth investing. Specifically, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

If the Fund invests more heavily in value securities, it will be more subject to risks related to value investing. Specifically, a value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Smaller Cap Company Risk. Investments in companies with capitalizations as low as $1 billion may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Foreign Securities Risk. Investments in foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit- worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Derivatives Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
The Fund commenced operations on October 3, 2011 and, therefore, does not have a full calendar year of performance. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
A, C, Select Shares | JPMorgan Equity Focus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Equity Focus Fund Class/Ticker: A/JPFAX; C/JPFCX; Select/JPFSX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Fund — SALES CHARGES” on page 16 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period (July 29, 2011 through June 30, 2012), the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a non-diversified equity portfolio which is normally managed as a core portfolio, but which has the ability to proactively invest more heavily in either growth or value securities depending on market conditions and the convictions of the adviser. The Fund invests in a limited number of U.S. equity securities, generally not more than 40. In choosing securities, the Fund seeks to invest in companies with one or more of the following characteristics:
  A durable franchise
  A sustainable competitive position relative to its peers
  A market leader
  A strong management team focused on increasing shareholder value
  A strong balance sheet.
The size of the allocation of the Fund to growth and value securities will vary based on market conditions, and the convictions of the adviser each ranging from 35% to 65% of the equity investments in the Fund.

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund typically invests in equity securities with market capitalizations of $1 billion or more. In implementing its main strategies, the Fund invests primarily in common stocks and real estate investment trusts (REITs), but it may also invest up to 20% of its total assets in common stocks of foreign companies, including depositary receipts.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

If the Fund’s portfolio managers cannot find attractive investments, the Fund may invest up to 20% of its total assets in cash and cash equivalents until appropriate investments are identified.

Investment Process: In managing the Fund, the portfolio managers employ a process that combines research, valuation and stock selection.

In selecting growth stocks, the adviser focuses on companies whose revenue growth potential is underappreciated by investors, specifically looking for companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. These companies have one or more of the following characteristics:
  A favorable supply/demand imbalance for the company’s product or service
  Underappreciated growth opportunities
  Differentiated business model
  Ability to gain market share
  Growth opportunities in emerging industries or those that emerge from industry changes
In selecting value stocks, the adviser seeks to invest in companies which have durable franchises and which appear to be undervalued and have the ability to grow intrinsic value per share. Companies with durable franchises generally have a sustainable competitive position relative to peers, high returns on capital, a diversified client or asset base and a strong brand.

		The adviser may sell a security due to a change in the company’s fundamentals or a change in the original reason for purchase of an investment, or if the adviser no longer considers the security to be attractively valued. Investments may also be sold if a portfolio manager identifies a stock that he believes offers a better investment opportunity or to reallocate the Fund’s assets between growth and value securities.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Non-Diversified Fund Risk. The Fund is non-diversified and typically invests in no more than 40 securities. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities. The value of the Fund’s shares may also be more volatile than the value of a Fund which invests in more securities.

Strategy Risk. Although the Fund is normally managed as a core portfolio, it may invest more heavily in either growth or value securities depending on market conditions and the convictions of the adviser.

If the Fund invests more heavily in growth securities, it will be more subject to risks related to growth investing. Specifically, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

If the Fund invests more heavily in value securities, it will be more subject to risks related to value investing. Specifically, a value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Smaller Cap Company Risk. Investments in companies with capitalizations as low as $1 billion may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Foreign Securities Risk. Investments in foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit- worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Derivatives Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is non-diversified and typically invests in no more than 40 securities. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities. The value of the Fund’s shares may also be more volatile than the value of a Fund which invests in more securities.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on October 3, 2011 and, therefore, does not have a full calendar year of performance. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on October 3, 2011 and, therefore, does not have a full calendar year of performance. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
A, C, Select Shares | JPMorgan Equity Focus Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	3.94%
Other Expenses	rr_OtherExpensesOverAssets	4.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.10%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.84%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.26%	[2]
1 Year	rr_ExpenseExampleYear01	647
3 Years	rr_ExpenseExampleYear03	1,648
5 Years	rr_ExpenseExampleYear05	2,648
10 Years	rr_ExpenseExampleYear10	5,138
1 Year	rr_ExpenseExampleNoRedemptionYear01	647
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,648
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,648
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,138
A, C, Select Shares | JPMorgan Equity Focus Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	3.93%
Other Expenses	rr_OtherExpensesOverAssets	4.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.59%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.83%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.76%	[2]
1 Year	rr_ExpenseExampleYear01	279
3 Years	rr_ExpenseExampleYear03	1,326
5 Years	rr_ExpenseExampleYear05	2,460
10 Years	rr_ExpenseExampleYear10	5,237
1 Year	rr_ExpenseExampleNoRedemptionYear01	179
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,326
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,460
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,237
A, C, Select Shares | JPMorgan Equity Focus Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	3.94%
Other Expenses	rr_OtherExpensesOverAssets	4.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.85%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.84%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.01%	[2]
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	1,113
5 Years	rr_ExpenseExampleYear05	2,126
10 Years	rr_ExpenseExampleYear10	4,673
1 Year	rr_ExpenseExampleNoRedemptionYear01	103
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,113
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,126
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,673

[1]	(under $1 million)
[2]	The Fund's adviser administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceeds 1.25%, 1.75% and 1.00%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Document Creation Date	dei_DocumentCreationDate	Jul 31, 2013